RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT
Included in Research and development are costs related to product development and quality assurance programs. Quality assurance are the costs incurred to meet evolving customer and regulatory standards. Research and development costs are as follows:

(in millions)	2017	2016	2015
Product related research and development	$328	$385	$306
Quality assurance	33	36	28
Research and development	$361	$421	$334